Distribution Date:	08/17/26	CD 2019-CD8 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-CD8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Certificate Ratings Detail	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners,LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Rating Agency	Fitch Ratings, Inc.
Historical Liquidated Loan Detail	25			(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Rating Agency	DBRS, Inc.
Interest Shortfall Detail - Collateral Level	27
			US office	(312) 332-3492
Supplemental Notes	28		333 West Wacker Drive, Suite 1800 | Chicago, IL 60606 | United States
		Rating Agency	S&P Global Ratings
			CMBS Info 17g5	(212) 438-2430	cmbs_info_17g5@standardandpoors.com
			55 Water Street, 41st Floor | New York, NY 10041 | United States
		Directing Holder	Eightfold Real Estate Capital, L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515BAA6	1.927000%	10,401,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515BAB4	2.809000%	7,644,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12515BAC2	2.812000%	16,457,000.00	10,225,554.07	257,045.19	23,961.88	0.00	0.00	281,007.07	9,968,508.88	31.31%	30.00%
A-3	12515BAD0	2.657000%	180,750,000.00	172,499,670.66	0.00	381,943.02	0.00	0.00	381,943.02	172,499,670.66	31.31%	30.00%
A-4	12515BAE8	2.912000%	334,331,000.00	334,331,000.00	0.00	811,309.89	0.00	0.00	811,309.89	334,331,000.00	31.31%	30.00%
A-M	12515BAG3	3.124000%	49,070,000.00	49,070,000.00	0.00	127,745.57	0.00	0.00	127,745.57	49,070,000.00	24.78%	23.75%
B	12515BAH1	3.366000%	40,237,000.00	40,237,000.00	0.00	112,864.79	0.00	0.00	112,864.79	40,237,000.00	19.44%	18.63%
C	12515BAJ7	3.719000%	38,275,000.00	38,275,000.00	0.00	118,620.60	0.00	0.00	118,620.60	38,275,000.00	14.35%	13.75%
D	12515BAR9	3.000000%	24,535,000.00	24,535,000.00	0.00	61,337.50	0.00	0.00	61,337.50	24,535,000.00	11.09%	10.63%
E	12515BAT5	3.000000%	19,628,000.00	19,628,000.00	0.00	49,070.00	0.00	0.00	49,070.00	19,628,000.00	8.48%	8.13%
F	12515BAV0	3.000000%	21,591,000.00	21,591,000.00	0.00	53,977.50	0.00	0.00	53,977.50	21,591,000.00	5.61%	5.38%
G-RR	12515BAY4	4.373377%	8,832,000.00	8,832,000.00	0.00	32,188.05	0.00	0.00	32,188.05	8,832,000.00	4.44%	4.25%
H-RR*	12515BBA5	4.373377%	16,684,000.00	16,684,000.00	0.00	39,038.70	0.00	0.00	39,038.70	16,684,000.00	2.22%	2.13%
J-RR	12515BBC1	4.373377%	16,684,305.00	16,684,305.00	0.00	0.00	0.00	0.00	0.00	16,684,305.00	0.00%	0.00%
V-RR	12515BBG2	4.373377%	26,000,000.00	24,922,843.76	8,512.30	88,096.39	0.00	0.00	96,608.69	24,914,331.46	0.00%	0.00%
S	12515BBD9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515BBE7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			811,119,305.00	777,515,373.49	265,557.49	1,900,153.89	0.00	0.00	2,165,711.38	777,249,816.00

X-A	12515BAF5	1.522507%	598,653,000.00	566,126,224.72	0.00	718,275.74	0.00	0.00	718,275.74	565,869,179.53
X-B	12515BAK4	0.835288%	78,512,000.00	78,512,000.00	0.00	54,650.08	0.00	0.00	54,650.08	78,512,000.00
X-D	12515BAM0	1.373377%	44,163,000.00	44,163,000.00	0.00	50,543.70	0.00	0.00	50,543.70	44,163,000.00
X-F	12515BAP3	1.373377%	21,591,000.00	21,591,000.00	0.00	24,710.48	0.00	0.00	24,710.48	21,591,000.00
Notional SubTotal			742,919,000.00	710,392,224.72	0.00	848,180.00	0.00	0.00	848,180.00	710,135,179.53

Deal Distribution Total					265,557.49	2,748,333.89	0.00	0.00	3,013,891.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515BAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515BAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12515BAC2	621.34982500	15.61920095	1.45602965	0.00000000	0.00000000	0.00000000	0.00000000	17.07523060	605.73062405
A-3	12515BAD0	954.35502440	0.00000000	2.11310108	0.00000000	0.00000000	0.00000000	0.00000000	2.11310108	954.35502440
A-4	12515BAE8	1,000.00000000	0.00000000	2.42666666	0.00000000	0.00000000	0.00000000	0.00000000	2.42666666	1,000.00000000
A-M	12515BAG3	1,000.00000000	0.00000000	2.60333340	0.00000000	0.00000000	0.00000000	0.00000000	2.60333340	1,000.00000000
B	12515BAH1	1,000.00000000	0.00000000	2.80500012	0.00000000	0.00000000	0.00000000	0.00000000	2.80500012	1,000.00000000
C	12515BAJ7	1,000.00000000	0.00000000	3.09916656	0.00000000	0.00000000	0.00000000	0.00000000	3.09916656	1,000.00000000
D	12515BAR9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	12515BAT5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	12515BAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	12515BAY4	1,000.00000000	0.00000000	3.64448030	0.00000000	0.00000000	0.00000000	0.00000000	3.64448030	1,000.00000000
H-RR	12515BBA5	1,000.00000000	0.00000000	2.33988852	1.30459242	22.23124251	0.00000000	0.00000000	2.33988852	1,000.00000000
J-RR	12515BBC1	1,000.00000000	0.00000000	0.00000000	3.64448085	173.29078077	0.00000000	0.00000000	0.00000000	1,000.00000000
V-RR	12515BBG2	958.57091385	0.32739615	3.38832269	0.10517038	4.15496308	0.00000000	0.00000000	3.71571885	958.24351769
S	12515BBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515BBE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515BAF5	945.66672967	0.00000000	1.19981983	0.00000000	0.00000000	0.00000000	0.00000000	1.19981983	945.23735708
X-B	12515BAK4	1,000.00000000	0.00000000	0.69607296	0.00000000	0.00000000	0.00000000	0.00000000	0.69607296	1,000.00000000
X-D	12515BAM0	1,000.00000000	0.00000000	1.14448067	0.00000000	0.00000000	0.00000000	0.00000000	1.14448067	1,000.00000000
X-F	12515BAP3	1,000.00000000	0.00000000	1.14448057	0.00000000	0.00000000	0.00000000	0.00000000	1.14448057	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	23,961.88	0.00	23,961.88	0.00	0.00	0.00	23,961.88	0.00
A-3	07/01/26 - 07/30/26	30	0.00	381,943.02	0.00	381,943.02	0.00	0.00	0.00	381,943.02	0.00
A-4	07/01/26 - 07/30/26	30	0.00	811,309.89	0.00	811,309.89	0.00	0.00	0.00	811,309.89	0.00
X-A	07/01/26 - 07/30/26	30	0.00	718,275.74	0.00	718,275.74	0.00	0.00	0.00	718,275.74	0.00
X-B	07/01/26 - 07/30/26	30	0.00	54,650.08	0.00	54,650.08	0.00	0.00	0.00	54,650.08	0.00
X-D	07/01/26 - 07/30/26	30	0.00	50,543.70	0.00	50,543.70	0.00	0.00	0.00	50,543.70	0.00
X-F	07/01/26 - 07/30/26	30	0.00	24,710.48	0.00	24,710.48	0.00	0.00	0.00	24,710.48	0.00
A-M	07/01/26 - 07/30/26	30	0.00	127,745.57	0.00	127,745.57	0.00	0.00	0.00	127,745.57	0.00
B	07/01/26 - 07/30/26	30	0.00	112,864.79	0.00	112,864.79	0.00	0.00	0.00	112,864.79	0.00
C	07/01/26 - 07/30/26	30	0.00	118,620.60	0.00	118,620.60	0.00	0.00	0.00	118,620.60	0.00
D	07/01/26 - 07/30/26	30	0.00	61,337.50	0.00	61,337.50	0.00	0.00	0.00	61,337.50	0.00
E	07/01/26 - 07/30/26	30	0.00	49,070.00	0.00	49,070.00	0.00	0.00	0.00	49,070.00	0.00
F	07/01/26 - 07/30/26	30	0.00	53,977.50	0.00	53,977.50	0.00	0.00	0.00	53,977.50	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	32,188.05	0.00	32,188.05	0.00	0.00	0.00	32,188.05	0.00
H-RR	07/01/26 - 07/30/26	30	349,140.23	60,804.52	0.00	60,804.52	21,765.82	0.00	0.00	39,038.70	370,906.05
J-RR	07/01/26 - 07/30/26	30	2,830,430.61	60,805.63	0.00	60,805.63	60,805.63	0.00	0.00	0.00	2,891,236.24
V-RR	07/01/26 - 07/30/26	30	105,294.61	90,830.82	0.00	90,830.82	2,734.43	0.00	0.00	88,096.39	108,029.04
Totals			3,284,865.45	2,833,639.77	0.00	2,833,639.77	85,305.88	0.00	0.00	2,748,333.89	3,370,171.33

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	3,013,891.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,848,050.60	Master Servicing Fee	6,161.66
Interest Reductions due to Nonrecoverability Determination	(66,111.81)	Certificate Administrator Fee	5,985.57
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	334.76
ARD Interest	0.00	Operating Advisor Fee	1,749.58
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,781,938.79	Total Fees	14,231.58

Principal		Expenses/Reimbursements
Scheduled Principal	265,557.49	Reimbursement for Interest on Advances	5.92
Unscheduled Principal Collections		ASER Amount	11,884.73
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,482.64
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	265,557.49	Total Expenses/Reimbursements	19,373.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,748,333.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	265,557.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,013,891.38
Total Funds Collected	3,047,496.28	Total Funds Distributed	3,047,496.25

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Certificate Ratings Detail

				DBRS, Inc.		Fitch Ratings, Inc.		Standard & Poor's Rating Services
				Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹	Original	Current¹		Original	Current¹
				Changed			Changed			Changed
	A1	12515BAA6	AAA	Discontinued	AAA	PIF	08/01/26	AAA	N'A	08/01/26
	A2	12515BAB4	AAA	Discontinued	AAA	PIF	08/01/26	AAA	N'A	08/01/26
	ASB	12515BAC2	AAA	AAA	AAA	AAA	08/01/26	AAA	AAA	08/01/26
	A3	12515BAD0	AAA	AAA	AAA	AAA	08/01/26	AAA	AAA	08/01/26
	A4	12515BAE8	AAA	AAA	AAA	AAA	08/01/26	AAA	AAA	08/01/26
	XA	12515BAF5	AAA	AAA	AAA	AAA	08/01/26	AA+	AA+	08/01/26
	XB	12515BAK4	AA	AA	A-	A-	08/01/26	N/A	N'A	08/01/26
	XD	12515BAM0	A (low)	A (low)	BBB-	BB	08/01/26	N/A	N'A	08/01/26
	XF	12515BAP3	BBB (low)	BBB (low)	BB-	B-	08/01/26	N/A	N'A	08/01/26
	AM	12515BAG3	AAA	AAA	AAA	AAA	08/01/26	AA+	AA+	08/01/26
	B	12515BAH1	AAA	AAA	AA-	AA-	08/01/26	N/A	N'A	08/01/26
	C	12515BAJ7	AA (low)	AA (low)	A-	A-	08/01/26	N/A	N'A	08/01/26
	D	12515BAR9	A (low)	A (low)	BBB	BBB	08/01/26	N/A	N'A	08/01/26
	E	12515BAT5	BBB (high)	BBB (high)	BBB-	BB	08/01/26	N/A	N'A	08/01/26
	F	12515BAV0	BB (high)	BB (high)	BB-	B-	08/01/26	N/A	N'A	08/01/26
GRR		12515BAY4	BB	N/A	B-	N'A	08/01/26	N/A	N'A	08/01/26
HRR		12515BBA5	B (low)	N/A	NR	N'A	08/01/26	N/A	N'A	08/01/26
	JRR	12515BBC1	N/A	N/A	NR	N'A	08/01/26	N/A	N'A	08/01/26
VRR		12515BBG2	N/A	N/A	NR	N'A	08/01/26	N/A	N'A	08/01/26
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	777,515,373.87	777,515,373.87	Beginning Certificate Balance	777,515,373.49
(-) Scheduled Principal Collections	265,557.49	265,557.49	(-) Principal Distributions	265,557.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	777,249,816.38	777,249,816.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	777,715,655.81	777,715,655.81	Ending Certificate Balance	777,249,816.00
Ending Actual Collateral Balance	777,466,356.72	777,466,356.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.38)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.38)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	34,457,884.50	4.43%	35	4.1962	NAP	Defeased	4	34,457,884.50	4.43%	35	4.1962	NAP
	7,499,999 or less	6	31,399,600.01	4.04%	34	4.5515	2.788442	1.44 or less	11	259,411,695.64	33.38%	35	4.4600	0.615431
7,500,000 to 14,999,999		6	70,298,694.32	9.04%	36	4.4496	1.354723	1.45 to 1.74	3	61,152,756.43	7.87%	36	4.1457	1.663741
15,000,000 to 24,999,999		5	94,636,400.82	12.18%	33	4.5977	1.897497	1.75 to 2.49	10	309,692,879.80	39.84%	40	4.2088	2.169433
25,000,000 to 49,999,999		10	351,457,236.73	45.22%	40	4.0888	2.039937	2.50 to 3.49	1	6,525,000.00	0.84%	35	4.3900	3.490000
	50,000,000 or greater	3	195,000,000.00	25.09%	36	4.2758	1.673333	3.50 and greater	5	106,009,600.01	13.64%	36	3.9530	4.241044
	Totals	34	777,249,816.38	100.00%	37	4.2537	1.895718	Totals	34	777,249,816.38	100.00%	37	4.2537	1.895718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	34,457,884.50	4.43%	35	4.1962	NAP
							Defeased	3	34,457,884.50	4.43%	35	4.1962	NAP
Alabama	1	5,090,622.30	0.65%	36	4.8500	0.110000
							Industrial	15	27,603,059.14	3.55%	36	4.2434	2.336015
California	8	242,730,000.00	31.23%	43	4.0608	2.186565
							Lodging	13	134,555,190.66	17.31%	35	4.7020	0.664090
Florida	2	30,525,000.00	3.93%	30	4.8303	2.381400
							Mixed Use	5	126,983,065.37	16.34%	32	4.4345	1.643119
Illinois	1	41,000,000.00	5.28%	29	4.6700	1.960000
							Multi-Family	5	47,692,954.55	6.14%	36	3.8136	2.998632
Massachusetts	3	16,452,756.43	2.12%	36	4.3000	1.580000
							Office	5	136,526,952.13	17.57%	50	3.8603	2.081967
Michigan	14	11,257,879.77	1.45%	36	4.0900	1.920000
							Other	1	36,245,253.44	4.66%	36	4.3800	1.280000
Mississippi	1	6,162,332.25	0.79%	36	4.8500	0.110000
							Retail	7	223,885,456.23	28.80%	35	4.2072	2.378428
Nevada	1	5,734,600.01	0.74%	35	4.2800	4.810000
							Self Storage	2	9,300,000.00	1.20%	35	4.2050	3.976371
New York	13	102,846,841.47	13.23%	35	3.7101	1.775047
							Totals	56	777,249,816.38	100.00%	37	4.2537	1.895718
North Carolina	1	2,775,000.00	0.36%	36	3.7700	5.120000

Pennsylvania	3	106,969,958.24	13.76%	36	4.7083	0.205785

Texas	3	123,006,941.04	15.83%	35	4.4524	2.843559

Washington	1	6,240,000.00	0.80%	36	4.5000	0.870000

Washington, DC	1	42,000,000.00	5.40%	36	4.0400	1.700000

Totals	56	777,249,816.38	100.00%	37	4.2537	1.895718

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	34,457,884.50	4.43%	35	4.1962	NAP	Defeased	4	34,457,884.50	4.43%	35	4.1962	NAP
	3.9999% or less	6	220,725,000.00	28.40%	44	3.6679	2.271684	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	5	115,052,879.80	14.80%	36	4.0922	1.616147	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	12	248,952,453.14	32.03%	35	4.4192	2.362222	25 months to 36 months	1	34,450,000.00	4.43%	94	3.7639	2.310000
	4.7500% to 4.9999%	5	134,952,954.55	17.36%	33	4.8853	0.716730	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	23,108,644.39	2.97%	29	5.2691	1.447441	49 months or greater	29	708,341,931.88	91.13%	35	4.2804	1.872026
	Totals	34	777,249,816.38	100.00%	37	4.2537	1.895718	Totals	34	777,249,816.38	100.00%	37	4.2537	1.895718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	34,457,884.50	4.43%	35	4.1962	NAP	Defeased	4	34,457,884.50	4.43%	35	4.1962	NAP
	59 months or less	29	708,341,931.88	91.13%	35	4.2804	1.872026	Interest Only	21	593,970,000.00	76.42%	38	4.1914	2.006846
	60 months or greater	1	34,450,000.00	4.43%	94	3.7639	2.310000	59 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	777,249,816.38	100.00%	37	4.2537	1.895718	60 months or greater	9	148,821,931.88	19.15%	35	4.5161	1.435326
								Totals	34	777,249,816.38	100.00%	37	4.2537	1.895718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	34,457,884.50	4.43%	35	4.1962	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	742,791,931.88	95.57%	37	4.2564	1.892339
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	777,249,816.38	100.00%	37	4.2537	1.895718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30316671	OF	Los Angeles	CA	Actual/360	3.725%	240,572.92	0.00	0.00	N/A	07/01/29	--	75,000,000.00	75,000,000.00	08/01/26
2A2	30316576	RT	The Woodlands	TX	Actual/360	4.256%	183,244.44	0.00	0.00	N/A	08/01/29	--	50,000,000.00	50,000,000.00	08/01/26
2A5	30316580				Actual/360	4.256%	73,297.78	0.00	0.00	N/A	08/01/29	--	20,000,000.00	20,000,000.00	08/01/26
3	30316672	LO	Philadelphia	PA	Actual/360	4.880%	294,155.56	0.00	0.00	N/A	08/06/29	--	70,000,000.00	70,000,000.00	08/06/26
4	30503593	MU	Washington	DC	Actual/360	4.040%	146,113.33	0.00	0.00	N/A	08/06/29	--	42,000,000.00	42,000,000.00	08/06/26
5	30316673	MU	Chicago	IL	Actual/360	4.670%	164,876.94	0.00	0.00	N/A	01/01/29	--	41,000,000.00	41,000,000.00	08/01/26
6	30316674	RT	Lakewood	CA	Actual/360	3.970%	140,163.06	0.00	0.00	N/A	07/06/29	--	41,000,000.00	41,000,000.00	08/06/26
7	30503334	RT	Brooklyn	NY	Actual/360	3.530%	121,588.89	0.00	0.00	N/A	07/06/29	--	40,000,000.00	40,000,000.00	08/06/26
8	30316675	RT	Pharr	TX	Actual/360	4.450%	143,243.99	58,243.51	0.00	N/A	08/06/29	--	37,381,540.16	37,323,296.65	08/06/26
9A1	30503638	98	Bethlehem	PA	Actual/360	4.380%	102,668.64	37,087.15	0.00	N/A	08/06/29	--	27,221,027.23	27,183,940.08	08/06/26
9A2	30503639				Actual/360	4.380%	34,222.88	12,362.38	0.00	N/A	08/06/29	--	9,073,676.07	9,061,313.69	08/06/26
10	30316677	OF	Sunnyvale	CA	Actual/360	3.764%	111,655.95	0.00	0.00	N/A	06/06/34	--	34,450,000.00	34,450,000.00	08/06/26
11	30503460	LO	Sacramento	CA	Actual/360	4.110%	120,331.67	0.00	0.00	N/A	08/06/29	--	34,000,000.00	34,000,000.00	08/06/26
12	30503371	MF	Long Island City	NY	Actual/360	3.132%	74,167.50	0.00	0.00	N/A	08/01/29	--	27,500,000.00	27,500,000.00	08/01/26
13	30316678	RT	North Hollywood	CA	Actual/360	4.860%	112,995.00	0.00	0.00	N/A	01/01/29	--	27,000,000.00	27,000,000.00	08/01/26
14	30316679	MU	Boca Raton	FL	Actual/360	4.950%	102,300.00	0.00	0.00	N/A	01/01/29	--	24,000,000.00	24,000,000.00	08/01/26
15	30316680	Various Worcester		MA	Actual/360	4.300%	61,097.93	47,810.39	0.00	N/A	08/01/29	--	16,500,566.82	16,452,756.43	08/01/26
16	30316683	OF	Chicago	IL	Actual/360	4.050%	66,262.50	0.00	0.00	N/A	07/01/29	--	19,000,000.00	19,000,000.00	08/01/26
17	30316684	MU	New York	NY	Actual/360	4.150%	0.00	0.00	0.00	N/A	06/01/29	--	18,500,000.00	18,500,000.00	06/01/20
18	30316481	LO	Various	Various	Actual/360	4.550%	58,378.28	28,264.01	0.00	N/A	07/06/29	--	14,899,810.29	14,871,546.28	08/06/26
19	30316685	LO	Sugar Land	TX	Actual/360	5.335%	72,149.90	21,506.76	0.00	N/A	01/01/29	--	15,705,151.15	15,683,644.39	08/01/26
20	30316686	Various Various		MI	Actual/360	4.090%	39,720.27	20,056.69	0.00	N/A	08/06/29	--	11,277,936.49	11,257,879.80	08/06/26
20A	30513210				Actual/360	4.090%	7,901.85	3,990.03	0.00	N/A	08/06/29	05/06/29	2,243,605.64	2,239,615.61	08/06/26
21	30316687	OF	Los Angeles	CA	Actual/360	4.550%	57,046.89	0.00	0.00	N/A	08/06/29	--	14,560,000.00	14,560,000.00	08/06/26
22	30503710	MF	Various	Various	Actual/360	4.850%	47,064.62	16,258.40	0.00	N/A	08/06/29	--	11,269,212.95	11,252,954.55	07/06/25
23	30316688	OF	Cypress	CA	Actual/360	4.150%	33,216.72	0.00	0.00	N/A	07/06/29	--	9,295,000.00	9,295,000.00	08/06/26
26	30316690	RT	Palm Desert	CA	Actual/360	5.130%	32,799.94	0.00	0.00	N/A	12/01/28	--	7,425,000.00	7,425,000.00	08/01/26
27	30503412	SS	Panama City Beach	FL	Actual/360	4.450%	24,709.59	10,047.00	0.00	N/A	08/06/29	--	6,448,315.89	6,438,268.89	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30316691	RT	Phoenix	AZ	Actual/360	4.400%	25,688.67	0.00	0.00	N/A	08/01/29	--	6,780,000.00	6,780,000.00	08/01/26
29	30316692	SS	Largo	FL	Actual/360	4.390%	24,666.31	0.00	0.00	N/A	07/06/29	--	6,525,000.00	6,525,000.00	08/06/26
30	30316693	IN	Las Vegas	NV	Actual/360	4.280%	21,171.79	9,931.17	0.00	N/A	07/01/29	--	5,744,531.18	5,734,600.01	08/01/26
31	30316694	MF	Seattle	WA	Actual/360	4.500%	24,180.00	0.00	0.00	N/A	08/06/29	--	6,240,000.00	6,240,000.00	08/06/26
32	30503416	SS	Lincolnton	NC	Actual/360	3.770%	9,008.73	0.00	0.00	N/A	08/06/29	--	2,775,000.00	2,775,000.00	08/06/26
33	30503741	MF	Brooklyn	NY	Actual/360	4.850%	11,276.25	0.00	0.00	N/A	08/01/29	--	2,700,000.00	2,700,000.00	08/01/26
Totals							2,781,938.79	265,557.49	0.00				777,515,373.87	777,249,816.38
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,655,193.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	45,212,366.09	10,749,276.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	45,212,366.09	10,749,276.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,035,080.77	(82,671.57)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,634,312.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,895,126.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,066,255.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,694,115.10	2,271,599.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,365,764.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	10,469,843.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	10,469,843.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	44,703,947.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,268,904.25	4,151,818.24	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,223,385.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,369,622.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,586,081.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,012,837.82	3,922,368.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	195,132.00	0.00	--	--	03/11/26	11,136,243.46	1,584,000.20	(363.54)	2,429,380.28	0.00	0.00
18	10,467,110.18	1,330,047.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,737,949.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,777,579.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,564,871.46	1,578,134.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	460,339.00	0.00	--	--	01/12/26	2,847,161.95	93,160.93	51,107.67	729,725.63	368,108.57	0.00
23	520,820.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	717,038.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,022,904.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,891,562.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	330,845.26	64,487.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	551,797.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	215,537.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	237,328,535.59	34,734,338.26				13,983,405.41	1,677,161.13	50,744.14	3,159,105.91	368,108.57	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	29,752,954.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.253747%	4.232225%	37
07/17/26	0	0.00	0	0.00	2	29,769,212.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.253824%	4.232300%	38
06/17/26	0	0.00	0	0.00	2	29,786,918.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.253907%	4.232382%	39
05/15/26	0	0.00	0	0.00	2	29,803,035.16	0	0.00	0	0.00	1	11,319,113.67	0	0.00	0	0.00	4.253983%	4.232456%	40
04/17/26	0	0.00	0	0.00	2	29,820,604.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254065%	4.232537%	41
03/17/26	0	0.00	0	0.00	2	29,836,581.12	0	0.00	0	0.00	1	34,000,000.00	0	0.00	0	0.00	4.254140%	4.232610%	42
02/18/26	0	0.00	0	0.00	2	29,857,062.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254236%	4.232704%	43
01/16/26	0	0.00	0	0.00	2	29,872,888.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254310%	4.232777%	44
12/17/25	2	36,657,540.82	0	0.00	2	29,888,647.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254384%	4.232849%	45
11/18/25	0	0.00	0	0.00	2	29,905,872.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254464%	4.232928%	46
10/20/25	0	0.00	0	0.00	2	29,921,494.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254537%	4.233000%	47
09/17/25	0	0.00	1	11,438,586.58	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254617%	4.233078%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	30316684	06/01/20	73	6	(363.54)	2,429,380.28	637,878.06	18,500,000.00	06/11/20	3
22	30503710	07/06/25	12	6	51,107.67	729,725.63	447,874.37	11,469,494.89	09/30/25	98
Totals					50,744.14	3,159,105.91	1,085,752.43	29,969,494.89
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		742,799,816	713,046,862	29,752,955		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		34,450,000	34,450,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	777,249,816	747,496,862	0	0	29,752,955	0
Jul-26	777,515,374	747,746,161	0	0	29,769,213	0
Jun-26	777,799,622	748,012,704	0	0	29,786,918	0
May-26	778,063,067	748,260,032	0	0	29,803,035	0
Apr-26	778,345,279	748,524,675	0	0	29,820,604	0
Mar-26	778,606,627	748,770,046	0	0	29,836,581	0
Feb-26	778,926,524	749,069,461	0	0	29,857,063	0
Jan-26	779,185,637	749,312,749	0	0	29,872,888	0
Dec-25	779,443,755	712,897,566	36,657,541	0	29,888,648	0
Nov-25	779,720,831	749,814,959	0	0	29,905,872	0
Oct-25	779,976,893	750,055,398	0	0	29,921,495	0
Sep-25	780,251,986	750,313,400	0	11,438,587	18,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	30316684	18,500,000.00	18,500,000.00	14,500,000.00	01/08/26	195,132.00	0.25000	12/31/25	06/01/29	I/O
22	30503710	11,252,954.55	11,469,494.89	16,800,000.00	--	85,229.00	0.11000	09/30/25	08/06/29	275
Totals		29,752,954.55	29,969,494.89	31,300,000.00		280,361.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	30316684	MU	NY	06/11/20	3

Loan originally transferred to Midland, as SS, on 6/11/20 due to Delinquent Pymts as Borrower failed to make the payment due for 4/1/20. NOD was sent on 7/28/20. Loan was accelerated on 8/18/20. The collateral consists of a 5-story mixed-

use building tota ling 5,540 SF comprised of four market rate 2BR apartment units on floors two thru five covering 4,400 SF (79% of NRA) and 1,100 SF of ground floor retail (20% of NRA). The property is 100% occ as of 03/31/26 with a reported

YE2025 of $195k. FC was filed on 2/16/22. Colliers was appointed as receiver 6/23. Lender''s MSJ has been granted and the Borrower has filed a notice of appeal. The court has granted Judgment of FC and Sale. A FC sale was scheduled for

8/13/25; however, the Borrower has filed an appe al of the Lender''s foreclosure action which ultimately resulted in the denial of the Borrower''s motion. The FC sale was rescheduled to 12/3/25 which was postponed again after the Borrower appealed the Judge''s decision and decided to seek further relief from the Appellate Division. The Appellate Division has denied Borrower''s request for a stay pending appeal and vacating the interim stay ordered by the Court. A new sale was scheduled for 3/10/2026, however, the Borrower filed for Ch.11 BK to stay the sale. An order granting Lender''s motion for receiver to temporarily stay in place for 30 days has been entered. The BK court has granted Lender''s motion to dismiss the BK and lift the stay. Proceeding with FC.
22	30503710	MF	Various	09/30/25	98

Loan transferred to Special Servicer on 10/2/2025 due to delinquent payments. Loan is due for the 7/6/2025 payment. Borrower stated there have been cash flow constraints at the Properties due to deferred maintenance and tenancy issues.

Borrower sent Lende r a forbearance proposal that was not viable and has been rejected by the Lender. A Notice of Default was sent on 10/14/2025. Counsel has been retained and Lender will move forward with an appointment of Receiver. The complaint for which was filed in June . The court has not set a date for the hearing as of July. The Collateral consists of Heritage Place Apartments and Villa Glen Apartments. Heritage Place is a Class C, 127-unit, garden style apartment complex built in 1968. Villa Glen is a Class C, 116-un it, garden style apartment complex built in 1973.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30316672	70,000,000.00	4.88000%	70,000,000.00	4.88000%	8	05/21/20	06/05/20	05/28/20
11	30503460	0.00	4.11000%	0.00	4.11000%	8	11/15/20	10/06/20	11/23/20
11	30503460	0.00	4.11000%	0.00	4.11000%	8	01/01/26	01/01/25	03/02/26
20	30316686	0.00	4.09000%	0.00	4.09000%	8	04/10/26	04/10/26	04/16/26
25	30503343	8,536,342.63	4.35000%	8,536,342.63	4.35000%	8	05/15/20	06/05/20	05/22/20
Totals		78,536,342.63		78,536,342.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	3,982.64	0.00	0.00	0.00	0.00	66,111.81	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	11,884.73	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.92	0.00	0.00	0.00
Total	0.00	0.00	7,482.64	0.00	0.00	11,884.73	0.00	66,111.81	5.92	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		85,485.10

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28